Consolidated Statements of Changes in Equity - EUR (€) € in Thousands	Total	Equity attributable to the owners of parent	Issued capital	Issued capital Public warrants	Treasury shares	Accumulated other comprehensive deficit	Earnout reserve	Retained profit / (Accumulated deficit)	Non-Controlling Interests
Beginning balance at Dec. 31, 2020	€ 70,874	€ 70,874	€ 61,222			€ (1,278)		€ 10,930
Statements [Line Items]
(Loss) / Profit for the year	235,878	235,878						235,878
Other comprehensive loss for the year	(816)	(816)				(816)
Total comprehensive (loss) / income for the year	235,062	235,062				(816)		235,878
Issue of share capital	16,222	16,222	16,222
Shares issued to extinguish loans	202,625	202,625	202,625
Shares repurchased	(10,731)	(10,731)	(10,731)
Total transactions with owners	208,116	208,116	208,116
Ending balance at Dec. 31, 2021	514,052	514,052	269,338			(2,094)	€ 0	246,808	€ 0
Statements [Line Items]
(Loss) / Profit for the year	182,269	181,439						181,439	830
Other comprehensive loss for the year	(3,915)	(3,915)				(3,915)
Total comprehensive (loss) / income for the year	178,354	177,524				(3,915)		181,439	830
Shares repurchased	(222,345)	(222,345)	(222,345)
Acquisition of new business	17,127								17,127
Capital reorganization	(1,427)	(1,427)						(1,427)
Issue of share capital, net of transaction costs	226,349	226,349	226,349
Dividends paid to non-controlling interest	(1,388)								(1,388)
RSU expense	24,261	24,261						24,261
Initial recognition of earnout liability	(249,955)	(249,955)					(249,955)
Derecognition of private warrants	746	746						746
Shares issued in exchange for public warrants	16,411	16,411		€ 16,411
Derecognition of earnout liability	32,461	32,461					249,955	(217,494)	0
Total transactions with owners	(157,760)	(173,499)	20,415					(193,914)	15,739
Ending balance at Dec. 31, 2022	534,646	518,077	289,753		€ 0	(6,009)	0	234,333	16,569
Statements [Line Items]
(Loss) / Profit for the year	(8,606)	(10,551)						(10,551)	1,945
Other comprehensive loss for the year	(1,415)	(1,415)				(1,415)
Total comprehensive (loss) / income for the year	(10,021)	(11,966)				(1,415)		(10,551)	1,945
Shares repurchased	(2,632)	(2,632)			(2,632)
Issue of share capital, net of transaction costs	1								1
Dividends paid to non-controlling interest	(35)								(35)
RSU expense	16,836	16,836						16,836
Shares issued in exchange for public warrants		16,400
Total transactions with owners	14,170	14,204			(2,632)			16,836	(34)
Ending balance at Dec. 31, 2023	€ 538,795	€ 520,315	€ 289,753		€ (2,632)	€ (7,424)	€ 0	€ 240,618	€ 18,480